Loans	12 Months Ended
Dec. 31, 2023
Loans
Loans

(3) Loans

Major classifications of loans at December 31, 2023 and 2022 are summarized as follows:

(Dollars in thousands)
	December 31, 2023	December 31, 2022
Real estate loans:
Construction and land development	$136,263	114,291
Single-family residential	354,896	322,111
Single-family residential - Banco de la Gente non-traditional	17,816	20,019
Commercial	425,736	406,622
Multifamily and farmland	62,959	65,481
Total real estate loans	997,670	928,524

Loans not secured by real estate:
Commercial	70,862	81,706
Farm	563	946
Consumer	7,045	6,927
All other	16,926	14,505

Total loans	1,093,066	1,032,608

Less allowance for credit losses	(11,041)	(10,494)

Total net loans	$1,082,025	1,022,114

The above table includes deferred costs, net of deferred fees, totaling $807,000 and $909,000 at December 31, 2023 and December 31, 2022, respectively.

The Bank makes loans and extensions of credit primarily within the Catawba Valley region of North Carolina, which encompasses Catawba, Alexander, Iredell and Lincoln counties and also in Mecklenburg, Wake, Rowan and Forsyth counties of North Carolina. Although the Bank has a diversified loan portfolio, a substantial portion of the loan portfolio is collateralized by improved and unimproved real estate, the value of which is dependent upon the real estate market. Risk characteristics of the major components of the Bank’s loan portfolio are discussed below:

•

Construction and land development loans – The risk of loss is largely dependent on the initial estimate of whether the property’s value at completion equals or exceeds the cost of property construction and the availability of take-out financing. During the construction phase, a number of factors can result in delays or cost overruns. If the estimate is inaccurate or if actual construction costs exceed estimates, the value of the property securing the loan may be insufficient to ensure full repayment when completed through a permanent loan, sale of the property, or by seizure of collateral.

•	Single-family residential loans – Declining home sales volumes, decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans.

•

Commercial real estate loans – Repayment is dependent on income being generated in amounts sufficient to cover operating expenses and debt service. These loans also involve greater risk because they are generally not fully amortizing over the loan period, but rather have a balloon payment due at maturity. A borrower’s ability to make a balloon payment typically will depend on being able to either refinance the loan or timely sell the underlying property.

•

Commercial loans – Repayment is generally dependent upon the successful operation of the borrower’s business. In addition, the collateral securing the loans may depreciate over time, be difficult to appraise, be illiquid, or fluctuate in value based on the success of the business.

•	Multifamily and farmland loans – Decreased real estate values and higher than normal levels of unemployment could contribute to losses on these loans.

Loans are considered past due if the required principal and interest payments have not been received within 30 days of the date such payments were due. Loans are placed on non-accrual status when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Generally, a loan is placed on non-accrual status when it is over 90 days past due and there is reasonable doubt that all principal will be collected. When interest accrual is discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

On March 27, 2020, President Trump signed the CARES Act, which established a $2 trillion economic stimulus package, including cash payments to individuals, supplemental unemployment insurance benefits and a $349 billion loan program administered through the PPP. Under the PPP, small businesses, sole proprietorships, independent contractors and self-employed individuals were able to apply for loans from existing SBA lenders and other approved regulated lenders, subject to certain limitations and eligibility criteria. A second round of PPP funding provided a total of $320 billion additional funding for the PPP. The Bank participated as a lender in the PPP. Total PPP loans originated during the years ended December 31, 2020 and 2021 amounted to $128.1 million. The Bank did not have any PPP loans outstanding at December 31, 2023. The outstanding balance of PPP loans was $103,000 at December 31, 2022. These loans are classified as commercial loans in the tables above. The Bank recognized $948,000 and $3.4 million of PPP loan fee income for the year ended December 31, 2022 and year ended December 31, 2021, respectively. No PPP loan fee income was recognized for the year ended December 31, 2023.

The following tables present an age analysis of past due loans, by loan type, as of December 31, 2023 and 2022:

December 31, 2023
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$50	-	50	136,213	136,263	-
Single-family residential	2,708	297	3,005	351,891	354,896	-
Single-family residential - Banco de la Gente non-traditional	2,279	199	2,478	15,338	17,816	-
Commercial	13	-	13	425,723	425,736	-
Multifamily and farmland	-	-	-	62,959	62,959	-
Total real estate loans	5,050	496	5,546	992,124	997,670	-

Loans not secured by real estate:
Commercial	125	-	125	70,737	70,862	-
Farm	-	-	-	563	563	-
Consumer	63	-	63	6,982	7,045	-
All other	-	-	-	16,926	16,926	-
Total loans	$5,238	496	5,734	1,087,332	1,093,066	-

December 31, 2022
(Dollars in thousands)
	Loans 30-89 Days Past Due	Loans 90 or More Days Past Due	Total Past Due Loans	Total Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
Real estate loans:
Construction and land development	$363	-	363	113,928	114,291	-
Single-family residential	4,318	256	4,574	317,537	322,111	-
Single-family residential - Banco de la Gente non-traditional	2,977	264	3,241	16,778	20,019	-
Commercial	306	-	306	406,316	406,622	-
Multifamily and farmland	-	-	-	65,481	65,481	-
Total real estate loans	7,964	520	8,484	920,040	928,524	-

Loans not secured by real estate:
Commercial	3	-	3	81,703	81,706	-
Farm	-	-	-	946	946	-
Consumer	71	-	71	6,856	6,927	-
All other	-	-	-	14,505	14,505	-
Total loans	$8,038	520	8,558	1,024,050	1,032,608	-

The following table presents the Bank’s non-accrual loans as of December 31, 2023 and 2022:

	CECL Methodology			Incurred Loss Methodology
	December 31, 2023			December 31, 2022
	Nonaccrual Loans	Nonaccrual Loans	Total	Total
	With No	With	Nonaccrual	Nonaccrual
(Dollars in thousands)	Allowance	Allowance	Loans	Loans
Real estate loans:
Construction and land development	$45	-	45	53
Single-family residential	1,716	-	1,716	1,914
Single-family residential - Banco de la Gente non-traditional	1,586	-	1,586	1,532
Commercial	-	-	-	129
Multifamily and farmland	76	-	76	91
Total real estate loans	3,423	-	3,423	3,719

Loans not secured by real estate:
Commercial	31	432	463	-
Consumer	1	-	1	9
Total	$3,455	432	3,887	3,728

Interest income is not recognized on non-accrual loans.

The following table represents the accrued interest receivables written off by reversing interest income during the year ended December 31, 2023:

(Dollars in thousands)
For the Year Ended
December 31, 2023
Real estate loans:
Single-family residential	$33
Total real estate loans	33

Loans not secured by real estate:
Commercial	12
Consumer	1

Total loans	$46

Collateral-dependent loans are loans for which the repayment is expected to be provided substantially through the operation or sale of the collateral and the borrower is experiencing financial difficulty. These loans do not share common risk characteristics and are not included within the collectively evaluated loans for determining the allowance for credit losses. Under CECL, for collateral-dependent loans, the Company has adopted the practical expedient to measure the allowance for credit losses based on the fair value of collateral. The allowance for credit losses is calculated on an individual loan basis based on the shortfall between the fair value of the loan's collateral, which is adjusted for liquidation costs/discounts, and amortized cost. If the fair value of the collateral exceeds the amortized cost, no allowance is required. There were no collateral dependent loans identified in the Company’s December 31, 2023 CECL analysis.

The allowance for credit losses incorporates an estimate of lifetime expected credit losses and is recorded on each asset upon origination or acquisition. The starting point for the estimate of the allowance for credit losses is historical loss information, which includes losses from modifications of receivables to borrowers experiencing financial difficulty. An assessment of whether a borrower is experiencing financial difficulty is made on the date of a modification.

Because of the measurement methodologies used to estimate the allowance, a change to the allowance for credit losses is generally not recorded upon modification. Occasionally, the Bank modifies loans by providing principal forgiveness on certain loans. When principal forgiveness is provided, the amortized cost basis of the asset is written off against the allowance for credit losses. The amount of the principal forgiveness is deemed to be uncollectible; therefore, that portion of the loan is written off, resulting in a reduction of the amortized cost basis and a corresponding adjustment to the allowance for credit losses.

In some cases, the Bank may modify a certain loan by providing multiple types of concessions. Typically, one type of concession, such as a term extension, is granted initially. If the borrower continues to experience financial difficulty, another concession, such as principal forgiveness, may be granted.

The following table shows the amortized cost basis at December 31, 2023 of the loans to borrowers experiencing financial difficulty that were modified during the year ended December 31, 2023, disaggregated by loan class and type of concession granted.

(Dollars in thousands)
	Term Extension
	Amortized Cost Basis at December 31, 2023	% of Loan Class
Loan class:
Single-family residential	$149	0.04%
Commercial real estate	669	0.16%
Commercial not secured by real estate	350	0.49%
Total	$1,168

The following table describes the financial effect of the modifications made to borrowers experiencing financial difficulty.

Term Extension
Loan Class	Financial Effect
Single-family residential	Forbearance agreement on matured home equity line of credit (HELOC) that was modified to 180 month term.
Commercial real estate	Extended existing amortization from 148 months to 173 months to keep existing payment the same with the current market rate.
Commercial not secured by real estate	Matured balloon loan converted to amortizing term loan.

Upon the Bank’s determination that a modified loan (or portion of a loan) has subsequently been deemed uncollectible, the loan (or a portion of the loan) is written off. Therefore, the amortized cost basis of the loan is reduced by the uncollectible amount and the allowance for credit losses is adjusted by the same amount.

No loans modified in the year ended December 31, 2023 that were made to borrowers experiencing financial difficulty had been written off at December 31, 2023.

The Bank closely monitors the performance of those loans that are modified because borrowers are experiencing financial difficulty so as to understand the effectiveness of its modification efforts. The following table shows the performance of loans that have been modified in the year ended December 31, 2023.

(Dollars in thousands)
	Payment Status (Amortized Cost Basis)
	Current	30 - 89 Days Past Due	90 + Days Past Due
Loan type:
Single-family residential	$149	-	-
Commercial real estate	669	-	-
Commercial not secured by real estate	350
Total	$1,168	-	-

The following tables present impaired loans as of and for the years ended December 31, 2022 and 2021, under the incurred loss methodology:

December 31, 2022
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$110	-	110	110	2	75	8
Single-family residential	3,912	236	3,300	3,536	60	5,194	194

Single-family residential - Banco de la Gente non-traditional	10,441	-	9,748	9,748	611	8,757	552
Commercial	1,785	421	1,346	1,767	9	1,916	93
Multifamily and farmland	104	-	91	91	-	96	5
Total impaired real estate loans	16,352	657	14,595	15,252	682	16,038	852

Loans not secured by real estate:
Commercial	116	-	116	116	1	137	8
Consumer	11	-	9	9	-	15	2
Total impaired loans	$16,479	657	14,720	15,377	683	16,190	862

December 31, 2021
(Dollars in thousands)

	Unpaid Contractual Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Recorded Investment in Impaired Loans	Related Allowance	Average Outstanding Impaired Loans	YTD Interest Income Recognized
Real estate loans:
Construction and land development	$73	-	73	73	3	82	6
Single-family residential	5,138	524	4,374	4,898	86	6,017	253
Single-family residential - Banco de la Gente non-traditional	11,753	-	10,922	10,922	687	10,325	609
Commercial	2,138	435	1,608	2,043	11	2,385	109
Multifamily and farmland	113	-	105	105	-	110	6
Total impaired real estate loans	19,215	959	17,082	18,041	787	18,919	983

Loans not secured by real estate:
Commercial	282	49	170	219	2	271	19
Consumer	8	-	4	4	-	11	1
Total impaired loans	$19,505	1,008	17,256	18,264	789	19,201	1,003

Impaired loans collectively evaluated for impairment totaled $4.9 million and $5.3 million at December 31, 2022 and 2021, respectively and are included in the tables above. Allowance on impaired loans collectively evaluated for impairment totaled $44,000 and $48,000 at December 31, 2022 and 2021, respectively.

Past due Troubled Debt Restructurings (“TDR”) loans and non-accrual TDR loans totaled $3.7 million and $2.2 million at December 31, 2022 and December 31, 2021, respectively. The terms of these loans have been renegotiated to provide a concession to original terms, including a reduction in principal or interest as a result of the deteriorating financial position of the borrower. There were no performing loans classified as TDR loans at December 31, 2022 and December 31, 2021.

There were no new TDR modifications during the years ended December 31, 2022 and 2021.

There were no TDR loans with a payment default occurring within 12 months of the restructure date, and the payment default occurring during the years ended December 31, 2022 and 2021. TDR loans are deemed to be in default if they become past due by 90 days or more.

The fair value measurements for mortgage loans held for sale, impaired loans and individually evaluated loans on a non-recurring basis at December 31, 2023 and 2022 are presented below. The Bank’s valuation methodology is discussed in Note 15.

(Dollars in thousands)
	Fair Value Measurements December 31, 2023	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$686	-	-	686
Individually evaluated loans	$-	-	-	-

(Dollars in thousands)
	Fair Value Measurements December 31, 2022	Level 1 Valuation	Level 2 Valuation	Level 3 Valuation
Mortgage loans held for sale	$211	-	-	211
Impaired loans	$14,694	-	-	14,694

(Dollars in thousands)
	Fair Value December 31, 2023	Fair Value December 31, 2022	Valuation Technique	Significant Unobservable Inputs	General Range of Significant Unobservable Input Values
Mortgage loans held for sale	$686	$211	Rate lock commitment	N/A	N/A
Individually evaluated loans	$-	$14,694	Appraised value and discounted cash flows	Discounts to reflect current market conditions and ultimate collectability	0 - 25%

The following tables present changes in the allowance for credit losses for the years ended December 31, 2023, 2022 and 2021. The December 31, 2023 table reflects the CECL methodology and the December 31, 2022 and 2021 tables reflects the Incurred Loss methodology. PPP loans are excluded from the allowance for credit losses because PPP loans are guaranteed by SBA. Two loans, totaling $432,000, were individually evaluated as of December 31, 2023.

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2023
Allowance for credit losses:
Beginning balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494
Adjustment for CECL implementation	3,781	715	(576)	(986)	115	(295)	2	54	(1,752)	1,058
Charge-offs	-	-	-	-	-	(129)	-	(569)	-	(698)
Recoveries	-	171	-	6	-	67	-	147	-	391
Provision (recovery) for unfunded commitments	(437)	(66)	-	-	-	2	-	(6)	-	(507)
Provision (recovery) for credit losses	913	179	(16)	90	(10)	512	-	405	-	2,073
Ending balance	$5,672	3,321	171	2,317	269	814	2	245	-	12,811
Allowance for credit loss-loans	$3,913	3,313	171	2,317	268	812	2	245	-	11,041
Allowance for credit loss unfunded loan commitments	1,759	8	-	-	1	2	-	-	-	1,770
Total allowance for credit losses	$5,672	3,321	171	2,317	269	814	2	245	-	12,811
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2022
Allowance for loan losses:
Beginning balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355
Charge-offs	-	(128)	-	-	-	(33)	-	(591)	-	(752)
Recoveries	-	229	-	9	-	72	-	109	-	419
Provision	222	208	101)	964	14	(93)	-	586	(328)	1,472
Ending balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494

Allowance for loan losses December 31, 2022
Ending balance: individually evaluated for impairment	$-	36	597	6	-	-	-	-	-	639
Ending balance: collectively evaluated for impairment	1,415	2,286	166	3,201	164	657	-	214	1,752	9,855
Ending balance	$1,415	2,322	763	3,207	164	657	-	214	1,752	10,494

Loans at December 31, 2022
Ending balance	$114,446	322,262	20,019	406,750	65,562	81,307	938	21,324	-	1,032,608

Ending balance: individually evaluated for impairment	$-	537	8,555	1,388	-	-	-	-	-	10,480
Ending balance: collectively evaluated for impairment	$114,446	321,725	11,464	405,362	65,562	81,307	938	21,324	-	1,022,128

(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente Non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer and All Other	Unallocated	Total
Twelve months ended December 31, 2021
Allowance for loan losses:
Beginning balance	$1,196	1,843	1,052	2,212	122	1,345	-	128	2,010	9,908
Charge-offs	-	(89)	-	-	-	(293)	-	(380)	-	(762)
Recoveries	121	271	-	52	3	786	-	139	-	1,372
Provision	(124)	(12)	(188)	(30)	25	(1,127)	-	223	70	(1,163)
Ending balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355

Allowance for loan losses December 31, 2021
Ending balance: individually evaluated for impairment	$1	57	672	7	-	-	-	-	-	737
Ending balance: collectively evaluated for impairment	1,192	1,956	192	2,227	150	711	-	110	2,080	8,618
Ending balance	$1,193	2,013	864	2,234	150	711	-	110	2,080	9,355

Loans at December 31, 2021
Ending balance	$95,760	266,111	23,147	337,841	58,366	91,172	796	11,676	-	884,869

Ending balance: individually evaluated for impairment	$6	1,633	9,795	1,437	-	49	-	-	-	12,920
Ending balance: collectively evaluated for impairment	$95,754	264,478	13,352	336,404	58,366	91,123	796	11,676	-	871,949

The Bank utilizes several credit quality indicators to manage credit risk in an ongoing manner. The Bank uses an internal risk grade system that categorizes loans into pass, watch or substandard categories.

The Bank uses the following credit quality indicators:

•

Pass – Includes loans ranging from excellent quality with a minimal amount of credit risk to loans with higher risk and servicing needs but still are considered to be acceptable. The higher risk loans in this category are not problem credits presently, but may be in the future if the borrower is unable to change its present course.

•

Watch – These loans are currently performing satisfactorily, but there has been some recent past due history on repayment and there are potential weaknesses that may, if not corrected, weaken the asset or inadequately protect the Bank’s position at some future date.

•

Substandard – A Substandard loan is inadequately protected by the current sound net worth and paying capacity of the obligor or the collateral pledged (if there is any). There is a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. There is a distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

•

Doubtful – Loans classified Doubtful have all the weaknesses inherent in loans classified Substandard, plus the added characteristic that the weaknesses make collection or liquidation in full on the basis of currently existing facts, conditions, and values highly questionable and improbable.

•

Loss – Loans classified Loss are considered uncollectable and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather that it is not practical or desirable to defer writing off this worthless loan even though partial recovery may be affected in the future.

The following table presents by credit quality indicator, loan class and year of origination, the amortized cost of the Bank’s loans as of December 31, 2023.

								Revolving
								Loans
(dollars in thousands)	Term Loans by Origination Year						Revolving	Converted to	Total
	2023	2022	2021	2020	2019	Prior	Loans	Term Loans	Loans
December 31, 2023
Real Estate Loans Construction and land development
Pass	$39,896	71,429	10,736	6,692	1,721	3,914	1,337	-	135,725
Watch	-	-	448	-	-	-	-	-	448
Substandard	-	-	-	-	-	90	-	-	90
Total Construction and land development	$39,896	71,429	11,184	6,692	1,721	4,004	1,337	-	136,263
Single family
Pass	$32,220	76,326	47,490	24,813	12,984	49,700	106,962	-	350,495
Watch	-	-	-	-	89	717	860	-	1,666
Substandard	-	-	-	-	11	2,345	379	-	2,735
Total single family	$32,220	76,326	47,490	24,813	13,084	52,762	108,201	-	354,896
Single family-Banco de la Gente non-traditional
Pass	$-	-	-	-	-	15,147	-	-	15,147
Watch	-	-	-	-	-	672	-	-	672
Substandard	-	-	-	-	-	1,997	-	-	1,997
Total Banco de la Gente non-traditional	$-	-	-	-	-	17,816	-	-	17,816
Commercial
Pass	$45,671	109,255	78,645	61,973	29,579	92,753	2,158	-	420,034
Watch	232	-	-	116	-	4,943	-	-	5,291
Substandard	-	-	-	411	-	-	-	-	411
Total commercial	$45,903	109,255	78,645	62,500	29,579	97,696	2,158	-	425,736
Multifamily and farmland
Pass	$7,904	13,286	21,512	6,624	3,158	9,851	501	-	62,836
Watch	-	-	-	-	-	47	-	-	47
Substandard	-	-	-	-	-	76	-	-	76
Total multifamily and farmland	$7,904	13,286	21,512	6,624	3,158	9,974	501	-	62,959
Total real estate loans	$125,923	270,296	158,831	100,629	47,542	182,252	112,197	-	997,670
Loans not secured by real estate
Commercial
Pass	$9,879	14,122	4,841	2,942	2,232	12,030	23,411	-	69,457
Watch	-	-	-	-	57	102	783	-	942
Substandard	31	-	-	-	-	-	-	-	31
Loss	-	82	-	-	-	-	350	-	432
Total Commercial	$9,910	14,204	4,841	2,942	2,289	12,132	24,544	-	70,862
Farm
Pass	$211	42	83	-	1	27	199	-	563
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	-	-	-	-	-	-	-
Total farm	$211	42	83	-	1	27	199	-	563
Consumer
Pass	$2,341	1,352	404	222	72	58	2,591	-	7,040
Watch	-	-	-	-	-	-	-	-	-
Substandard	-	-	2	-	-	-	3	-	5
Total consumer	$2,341	1,352	406	222	72	58	2,594	-	7,045
All other
Pass	$87	6,401	474	274	599	3,698	5,256	-	16,789
Watch	-	-	-	-	-	74	63	-	137
Substandard	-	-	-	-	-	-	-	-	-
Total all other	$87	6,401	474	274	599	3,772	5,319	-	16,926
Total loans not secured by real estate	$12,549	21,999	5,804	3,438	2,961	15,989	32,656	-	95,396
Total loans	$138,472	292,295	164,635	104,067	50,503	198,241	144,853	-	1,093,066

The following table presents by credit quality indicator, loan class and year of origination, gross loan charge-offs as of December 31, 2023.

Revolving
Loans
(dollars in thousands)	Gross Loan Charge-offs by Origination Year						Revolving	Converted to	Total
	2023	2022	2021	2020	2019	Prior	Loans	Term Loans	Loans
Real estate loans:
Construction and land development	$-	-	-	-	-	-	-	-	-
Single-family residential	-	-	-	-	-	-	-	-	-
Single-family residential -	-	-	-	-	-	-	-	-	-
Banco de la Gente non-traditional	-	-	-	-	-	-	-	-	-
Commercial	-	-	-	-	-	-	-	-	-
Multifamily and farmland	-	-	-	-	-	-	-	-	-
Total real estate loans	-	-	-	-	-	-	-	-	-
Loans not secured by real estate:
Commercial	-	49	51	16	-	13	-	-	129
Farm	-	-	-	-	-	-	-	-	-
Consumer	-	41	53	6	1	468	-	-	569
All other	-	-	-	-	-	-	-	-	-

Total gross charge-offs	$-	90	104	22	1	481	-	-	698

The following table presents the credit risk profile of each loan type based on credit quality indicators as of December 31, 2022:

December 31, 2022
(Dollars in thousands)
	Real Estate Loans
	Construction and Land Development	Single-Family Residential	Single-Family Residential - Banco de la Gente non-traditional	Commercial	Multifamily and Farmland	Commercial	Farm	Consumer	All Other	Total

Pass	$114,127	317,699	16,410	402,108	65,267	80,995	946	6,911	14,360	1,018,823
Watch	54	922	1,136	3,963	123	711	-	1	145	7,055
Substandard	110	3,490	2,473	551	91	-	-	15	-	6,730
Total	$114,291	322,111	20,019	406,622	65,481	81,706	946	6,927	14,505	1,032,608